Exhibit 99.1

World Omni Auto Receivables Trust 2022-C

Monthly Servicer Certificate

April 30, 2023

Dates Covered
Collections Period	04/01/23 - 04/30/23
Interest Accrual Period	04/17/23 - 05/14/23
30/360 Days	30
Actual/360 Days	28
Distribution Date	05/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/23	763,931,077.88	36,004
Yield Supplement Overcollateralization Amount 03/31/23	70,578,690.85	0
Receivables Balance 03/31/23	834,509,768.73	36,004
Principal Payments	27,123,574.69	546
Defaulted Receivables	822,957.97	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/23	67,297,794.52	0
Pool Balance at 04/30/23	739,265,441.55	35,428

Pool Statistics	$ Amount	# of Accounts
Pool Factor	71.79%
Prepayment ABS Speed	1.36%
Aggregate Starting Principal Balance	1,123,484,105.00	42,981

Delinquent Receivables:
Past Due 31-60 days	8,709,086.03	310
Past Due 61-90 days	1,933,741.17	73
Past Due 91-120 days	370,684.54	12
Past Due 121+ days	0.00	0
Total	11,013,511.74	395

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.37%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.29%
Delinquency Trigger Occurred	NO

Recoveries	628,105.22
Aggregate Net Losses/(Gains) - April 2023	194,852.75
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.28%
Prior Net Losses/(Gains) Ratio	0.68%
Second Prior Net Losses/(Gains) Ratio	0.45%
Third Prior Net Losses/(Gains) Ratio	0.37%
Four Month Average	0.45%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.19%

Overcollateralization Target Amount	6,653,388.97
Actual Overcollateralization	6,653,388.97
Weighted Average Contract Rate	4.41%
Weighted Average Contract Rate, Yield Adjusted	8.80%
Weighted Average Remaining Term	53.43

Flow of Funds	$ Amount
Collections	30,669,271.06
Investment Earnings on Cash Accounts	24,257.55
Servicing Fee	(695,424.81)
Transfer to Collection Account	-
Available Funds	29,998,103.80

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,192,949.46
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	103,442.92
(5) Noteholders' Second Priority Principal Distributable Amount	2,660,256.63
(6) Class C Interest	55,350.58
(7) Noteholders' Third Priority Principal Distributable Amount	15,130,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,653,388.97
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,202,715.24

Total Distributions of Available Funds	29,998,103.80

Servicing Fee	695,424.81
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	966,300,000.00
Original Class B	30,350,000.00
Original Class C	15,130,000.00

Total Class A, B, & C
Note Balance @ 04/17/23	757,055,698.18
Principal Paid	24,443,645.60
Note Balance @ 05/15/23	732,612,052.58

Class A-1
Note Balance @ 04/17/23	0.00
Principal Paid	0.00
Note Balance @ 05/15/23	0.00
Note Factor @ 05/15/23	0.0000000%

Class A-2
Note Balance @ 04/17/23	359,975,698.18
Principal Paid	24,443,645.60
Note Balance @ 05/15/23	335,532,052.58
Note Factor @ 05/15/23	82.9088343%

Class A-3
Note Balance @ 04/17/23	252,900,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	252,900,000.00
Note Factor @ 05/15/23	100.0000000%

Class A-4
Note Balance @ 04/17/23	98,700,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	98,700,000.00
Note Factor @ 05/15/23	100.0000000%

Class B
Note Balance @ 04/17/23	30,350,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	30,350,000.00
Note Factor @ 05/15/23	100.0000000%

Class C
Note Balance @ 04/17/23	15,130,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	15,130,000.00
Note Factor @ 05/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,351,742.96
Total Principal Paid	24,443,645.60
Total Paid	26,795,388.56

Class A-1
Coupon	2.96900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.73000%
Interest Paid	1,118,924.46
Principal Paid	24,443,645.60
Total Paid to A-2 Holders	25,562,570.06

Class A-3
Coupon	3.66000%
Interest Paid	771,345.00
Principal Paid	0.00
Total Paid to A-3 Holders	771,345.00

Class A-4
Coupon	3.68000%
Interest Paid	302,680.00
Principal Paid	0.00
Total Paid to A-4 Holders	302,680.00

Class B
Coupon	4.09000%
Interest Paid	103,442.92
Principal Paid	0.00
Total Paid to B Holders	103,442.92

Class C
Coupon	4.39000%
Interest Paid	55,350.58
Principal Paid	0.00
Total Paid to C Holders	55,350.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.3243620
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.1590520
Total Distribution Amount	26.4834140

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	2.7648245
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	60.3994208
Total A-2 Distribution Amount	63.1642453

A-3 Interest Distribution Amount	3.0500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.0500000

A-4 Interest Distribution Amount	3.0666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.0666667

B Interest Distribution Amount	3.4083334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4083334

C Interest Distribution Amount	3.6583331
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.6583331

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	108.83
Noteholders' Third Priority Principal Distributable Amount	618.98
Noteholders' Principal Distributable Amount	272.19

Account Balances	$ Amount
Reserve Account
Balance as of 04/17/23	5,058,901.50
Investment Earnings	19,567.48
Investment Earnings Paid	(19,567.48)
Deposit/(Withdrawal)	-
Balance as of 05/15/23	5,058,901.50
Change	-

Required Reserve Amount	5,058,901.50

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,127,179.85	$4,794,144.83	$4,772,154.84
Number of Extensions	132	150	154
Ratio of extensions to Beginning of Period Receivables Balance	0.49%	0.55%	0.53%